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Semiannual Report March 31, 1999






                                EATON VANCE
                                 NATIONAL
                                MUNICIPALS
                                   FUND



 [PHOTO]
-Highway-







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-Bridge-

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT UPDATE

[PICTURE]
Thomas M. Metzold
Portfolio Manager

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------
- Continued low inflation and a declining interest rate environment provided the backdrop for the tax-exempt sector. U.S. economic growth was more robust than expected in the fourth quarter of 1998. Gross Domestic Product (GDP) grew 6.1%, the fastest pace in nearly 15 years, making the GDP growth rate for 1998 4.3%.

- Through the end of 1998, municipal bonds trailed the Treasury market, which rallied strongly as investors sought quality in an uncertain global economic outlook. Adding supply pressures for the tax-exempt sector, nearly $300 billion in new issues came to market in 1998. However, during the first 3 months of 1999, municipal bonds have outperformed Treasuries.

- The Lehman Brothers Municipal Bond Index* -- a broad-based, unmanaged index of municipal bonds -- posted a return of 6.2% for the twelve-month period ended March 31, 1999.

MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------
- Credit quality spreads continued to narrow in the second half of 1998 and the first three months of 1999. Management took the opportunity to selectively reduce credit risk and to diversify and improve credit quality in the Portfolio by swapping into higher-grade credits.

- Management continued its strategy of structuring the Portfolio in a "barbell approach," which balances lower coupon performance bonds with higher coupon income bonds.

- We continually strive to improve the call characteristics of issues in the Portfolio in order to reduce reinvestment risk in a declining interest rate environment.


FUND PERFORMANCE
-------------------------------------------------------------------------------
  The Past Six Months

- During the six months ended March 31, 1999, the Fund's Class A shares had a total return of 0.2%.(1) This return resulted from a change in net asset value
  (NAV) per share to $11.35 on March 31, 1999 from $11.65 on September 30, 1998, and the reinvestment of $0.321 per share in tax-exempt dividend income.(2)

- The Fund's Class B shares had a total return of -0.2%.(1) This return resulted from a change in NAV per share to $10.59 on March 31, 1999 from $10.87 on September 30, 1998, and the reinvestment of $0.258 per share in tax-exempt dividend income.(2)

- The Fund's Class C shares had a total return of -0.2%.(1) This return resulted from a change in NAV per share to $10.09 on March 31, 1999 from $10.35 on September 30, 1998, and the reinvestment of $0.242 per share in tax-exempt dividend income.(2)

- Based on the Fund's most recent dividends and NAVs per share on March 31, 1999, of $11.35 for Class A, $10.59 for Class B, and $10.09 for Class C, the distribution rates were 5.55%, 4.77%, and 4.68%, respectively.(3)

- The SEC 30-day yields at March 31, 1999 were 4.93%, 4.35%, and 4.34%, respectively.(4)


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares and Class C shares. (2) A portion of the Fund's income may be subject to state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value
    (NAV). (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum sales charge of 4.75%. Class B returns reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, one year return reflects 1% CDSC. (6) May not represent the Portfolio's current or future investments; subject to change due to active management. Five largest sectors represent 56.4% of the Portfolio's investments.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  * It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------

Fund Information
as of March 31, 1999

Performance(5)                                 Class A  Class B  Class C
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                         3.9%     3.1%     3.1
Five Years                                       N.A.     7.7      7.5
Ten Years                                        N.A.     7.7      N.A.
Life of Fund+                                    9.1      7.4      5.8

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                        (1.1%)    (1.8%)    2.1
Five Years                                       N.A.      7.4      7.5
Ten Years                                        N.A.      7.7      N.A.
Life of Fund+                                    8.0       7.4      5.8

+Inception date: Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93


5 Largest Sectors(6)
---------------------
BY TOTAL INVESTMENTS
Escrowed                 21.8%
Industrial Development   17.6%
Nursing Home              6.4%
Hospital                  5.8%
Assisted Living           4.8%

Portfolio Overview(6)
---------------------
Number of Issues:        138
Average Maturity:        23.9 yrs.
Effective Maturity:      12.8 yrs.
Average Rating:          BB-
Average Call:            12.5 yrs.
Average Dollar Price:    $110.14

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
Assets
---------------------------------------------------------------
Investment in National Municipals Portfolio,
   at value
   (identified cost, $2,166,174,207)            $ 2,370,569,915
Receivable for Fund shares sold                       3,080,997
---------------------------------------------------------------
TOTAL ASSETS                                    $ 2,373,650,912
---------------------------------------------------------------
Liabilities
---------------------------------------------------------------
Dividends payable                               $     4,816,321
Payable for Fund shares redeemed                      4,808,698
Other accrued expenses                                1,906,499
---------------------------------------------------------------
TOTAL LIABILITIES                               $    11,531,518
---------------------------------------------------------------
NET ASSETS                                      $ 2,362,119,394
---------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------
Paid-in capital                                 $ 2,155,024,590
Accumulated net realized gain from Portfolio
   (computed on the basis of identified cost)         4,758,798
Accumulated distributions in excess of net
   investment income                                 (2,059,702)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)       204,395,708
---------------------------------------------------------------
TOTAL                                           $ 2,362,119,394
---------------------------------------------------------------
Class A Shares
---------------------------------------------------------------
NET ASSETS                                      $   198,775,083
SHARES OUTSTANDING                                   17,508,379
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $         11.35
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $11.35)            $         11.92
---------------------------------------------------------------
Class B Shares
---------------------------------------------------------------
NET ASSETS                                      $ 2,012,758,459
SHARES OUTSTANDING                                  190,050,328
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $         10.59
---------------------------------------------------------------
Class C Shares
---------------------------------------------------------------
NET ASSETS                                      $   150,585,852
SHARES OUTSTANDING                                   14,924,460
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $         10.09
---------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 1999
Investment Income
--------------------------------------------------------------
Interest allocated from Portfolio               $   74,742,610
Expenses allocated from Portfolio                   (5,049,377)
--------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO            $   69,693,233
--------------------------------------------------------------

Expenses
--------------------------------------------------------------
Trustees fees and expenses                      $        2,339
Distribution and service fees
   Class A                                             149,550
   Class B                                          10,106,981
   Class C                                             682,299
Transfer and dividend disbursing agent fees            737,052
Registration fees                                       90,296
Printing and postage                                    16,738
Legal and accounting services                           14,830
Miscellaneous                                           83,940
--------------------------------------------------------------
TOTAL EXPENSES                                  $   11,884,025
--------------------------------------------------------------

NET INVESTMENT INCOME                           $   57,809,208
--------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                    $   35,907,706
   Financial futures contracts                       2,152,292
--------------------------------------------------------------
NET REALIZED GAIN                               $   38,059,998
--------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                                  $ (103,466,676)
   Financial futures contracts                       3,608,750
--------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $  (99,857,926)
--------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                $  (61,797,928)
--------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS      $   (3,988,720)
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       MARCH 31, 1999      YEAR ENDED
in Net Assets                             (UNAUDITED)         SEPTEMBER 30, 1998
---------------------------------------------------------------------------------
From operations --
   Net investment income                    $    57,809,208      $    109,780,538
   Net realized gain                             38,059,998            62,170,469
   Net change in unrealized appreciation
      (depreciation)                            (99,857,926)           14,051,015
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $    (3,988,720)     $    186,002,022
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $    (4,904,197)     $     (4,961,910)
      Class B                                   (49,386,046)         (101,970,342)
      Class C                                    (3,233,113)           (4,580,088)
   In excess of net
      investment income
      Class B                                            --            (2,428,253)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $   (57,523,356)     $   (113,940,593)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                               $    69,607,170      $    102,611,748
      Class B                                   104,139,093           225,630,573
      Class C                                    43,501,230            56,423,943
   Issued in reorganization of EV
      Traditional and EV Classic
      National Municipals Funds
      Class A                                            --            49,435,356
      Class C                                            --            82,777,583
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     2,726,419             2,455,264
      Class B                                    19,615,887            40,750,734
      Class C                                     2,024,549             2,814,562
   Cost of shares redeemed
      Class A                                   (15,152,453)          (11,442,195)
      Class B                                  (128,546,198)         (301,849,492)
      Class C                                   (14,268,299)          (22,311,421)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                       $    83,647,398      $    227,296,655
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $    22,135,322      $    299,358,084
---------------------------------------------------------------------------------


                                          SIX MONTHS ENDED
                                          MARCH 31, 1999      YEAR ENDED
Net Assets                                (UNAUDITED)         SEPTEMBER 30, 1998
---------------------------------------------------------------------------------
AT BEGINNING OF PERIOD                      $ 2,339,984,072      $  2,040,625,988
---------------------------------------------------------------------------------
AT END OF PERIOD                            $ 2,362,119,394      $  2,339,984,072
---------------------------------------------------------------------------------

Accumulated distribution in
excess of net investment
income included in net
assets
---------------------------------------------------------------------------------
AT END OF PERIOD                            $    (2,059,702)     $     (2,345,554)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED
                                            MARCH 31, 1999
                                                  (UNAUDITED)
                                       ----------------------------------
                                       CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------
Net asset value -- Beginning of
   period                              $11.650     $  10.870     $10.350
-------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------
Net investment income                  $ 0.324     $   0.259     $ 0.245
Net realized and unrealized gain
   (loss)                               (0.303)       (0.280)     (0.263)
-------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS    $ 0.021     $  (0.021)    $(0.018)
-------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------
From net investment income             $(0.321)    $  (0.259)    $(0.242)
In excess of net investment income          --            --          --
In excess of net realized gain              --            --          --
-------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.321)    $  (0.259)    $(0.242)
-------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD       $11.350     $  10.590     $10.090
-------------------------------------------------------------------------

TOTAL RETURN(1)                           0.18%        (0.21)%     (0.19)%
-------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                            $198,775    $2,012,758    $150,586
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)(3)                         0.70%(4)      1.52%(4)    1.53%(4)
   Expenses after custodian fee
      reduction(2)                        0.68%(4)      1.50%(4)    1.51%(4)
   Net investment income                  5.64%(4)      4.85%(4)    4.82%(4)
-------------------------------------------------------------------------

                                                                        YEAR ENDED SEPTEMBER 30,

                                                      1998                      1997          1996          1995          1994

                                       ----------------------------------    ----------    ----------    ----------    ----------

                                       CLASS A      CLASS B      CLASS C      CLASS B       CLASS B       CLASS B       CLASS B

------------------------------------
Net asset value -- Beginning of
   period                              $11.260     $  10.530     $10.010     $   9.900     $   9.800     $   9.410     $  10.570

------------------------------------
Income (loss) from operations
------------------------------------
Net investment income                  $ 0.644     $   0.523     $ 0.493     $   0.550     $   0.557     $   0.570     $   0.556

Net realized and unrealized gain
   (loss)                                0.398         0.361       0.349         0.634         0.096         0.395        (1.043)

------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS    $ 1.042     $   0.884     $ 0.842     $   1.184     $   0.653     $   0.965     $  (0.487)

------------------------------------
Less distributions
------------------------------------
From net investment income             $(0.652)    $  (0.531)    $(0.502)    $  (0.554)    $  (0.553)    $  (0.570)    $  (0.556)

In excess of net investment income          --        (0.013)         --            --            --        (0.005)       (0.077)

In excess of net realized gain              --            --          --            --            --            --        (0.040)

------------------------------------
TOTAL DISTRIBUTIONS                    $(0.652)    $  (0.544)    $(0.502)    $  (0.554)    $  (0.553)    $  (0.575)    $  (0.673)

------------------------------------
NET ASSET VALUE -- END OF PERIOD       $11.650     $  10.870     $10.350     $  10.530     $   9.900     $   9.800     $   9.410

------------------------------------
TOTAL RETURN(1)                           9.49%         8.60%       8.59%        12.33%         6.84%        10.60%        (4.82)%

------------------------------------
Ratios/Supplemental Data
------------------------------------
Net assets, end of period (000's
   omitted)                            $146,067    $2,071,078    $122,839    $2,040,626    $2,101,632    $2,191,240    $2,171,901

Ratios (As a percentage of average
   daily net assets):
   Expenses(2)(3)                         0.71%         1.53%       1.54%         1.60%         1.55%         1.53%         1.51%

   Expenses after custodian fee
      reduction(2)                        0.69%         1.51%       1.52%         1.60%         1.54%         1.52%           --

   Net investment income                  5.60%         4.87%       4.83%         5.45%         5.62%         6.00%         5.54%

------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended September 30, 1994 has not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Generally, Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at March 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $36,492,067 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2002 ($599,716), September 30, 2004 ($28,646,299) and September 30, 2005 ($7,246,052). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          MARCH 31, 1999     YEAR ENDED
CLASS A                                   (UNAUDITED)        SEPTEMBER 31, 1998
-------------------------------------------------------------------------------
Sales                                            6,054,057            8,929,025
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            237,610              213,017
Redemptions                                     (1,319,902)            (994,852)
Issued to EV Traditional National
 Municipals Fund Shareholders                           --            4,389,424
-------------------------------------------------------------------------------
NET INCREASE                                     4,971,765           12,536,614
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          MARCH 31, 1999     YEAR ENDED
CLASS B                                   (UNAUDITED)        SEPTEMBER 31, 1998
-------------------------------------------------------------------------------
Sales                                            9,710,187           21,046,222
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          1,829,304            3,796,542
Redemptions                                    (12,003,592)         (28,163,550)
-------------------------------------------------------------------------------
NET DECREASE                                      (464,101)          (3,320,786)
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          MARCH 31, 1999     YEAR ENDED
CLASS C                                   (UNAUDITED)        SEPTEMBER 31, 1998
-------------------------------------------------------------------------------
Sales                                            4,261,307            5,517,422
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                            198,412              275,339
Redemptions                                     (1,400,061)          (2,196,022)
Issued to EV Classic National Municipals
 Fund Shareholders                                      --            8,268,063
-------------------------------------------------------------------------------
NET INCREASE                                     3,059,658           11,864,802
-------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $40,581 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers and/or directors/trustees of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $7,656,864 and $511,724 for Class B, and Class C shares, respectively, to or payable to EVD for the six months ended March 31, 1999, representing 0.75% of the average daily net assets for Class B and Class C shares. At March 31, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $11,954,000 and $12,780,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan permits the fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 1999 amounted to $149,550, $2,450,117, and $170,575 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $853,000 and $28,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended March 31, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $227,834,909 and $205,285,053, respectively, for the six months ended March 31, 1999.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Transfer of Net Assets
-------------------------------------------
   On October 1, 1997, the EV Marathon National Municipals Fund acquired the net assets of the EV Traditional National Municipals Fund and EV Classic National Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Municipals Fund, at the closing, issued 4,389,424 Class A shares and 8,268,063 Class C shares of the Fund having an aggregate value of $49,435,356 and $82,777,583, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional National Municipals Fund and EV Classic National Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Municipals Fund's and EV Classic National Municipals Fund's net assets at the date of the transaction were $49,435,356 and $82,777,583, respectively, including $3,854,847 and $6,655,724 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance National Municipals Fund (formerly "EV Marathon National Municipals Fund") were $2,172,838,927 with a net asset value of $11.26, $10.53 and $10.01 for Class A, Class B and Class C, respectively.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------
  Assisted Living -- 4.8%
  -----------------------------------------------------------------------------------------
  NR       NR        $   6,035    Arizona Health Facilities Authority,
                                  (Care Institute, Inc. - Mesa), 7.625%,
                                  1/1/26                                    $     6,258,114
  NR       NR           17,070    Bell County, TX, Health Facilities,
                                  (Care Institute, Inc., Texas), 9.00%,
                                  11/1/24                                        19,364,720
  NR       NR            5,000    Chester, PA, IDA, (Senior Life Choice of
                                  Paoli, L.P.), (AMT), 8.05%, 1/1/24              5,536,800
  NR       NR            3,060    Chester, PA, IDA, (Senior Life-Choice of
                                  Kimberton), (AMT), 8.50%, 9/1/25                3,468,755
  NR       NR            5,000    Delaware, PA, IDA, (Glen Riddle), (AMT),
                                  8.625%, 9/1/25                                  5,700,450
  NR       NR           10,000    Glen Cove, NY, IDA, (Regency at Glen
                                  Cove), 9.50%, 7/1/12                           10,677,500
  NR       NR           15,000    Illinois Development Finance Authority,
                                  (Care Institute, Inc. - Illinois),
                                  7.80%, 6/1/25                                  16,339,200
  NR       NR            4,605    New Jersey EDA, (Chelsea at East
                                  Brunswick), (AMT), 8.25%, 10/1/20               5,075,217
  NR       NR           10,000    New Jersey EDA, (Forsgate), (AMT),
                                  8.625%, 6/1/25                                 11,459,500
  NR       NR            4,935    North Syracuse Village Housing
                                  Authority, NY, (AJM Senior Housing,
                                  Inc., Janus Park), 8.00%, 6/1/24                5,110,242
  NR       NR            7,915    Roseville, MN, Elder Care Facility,
                                  (Care Institute, Inc. - Roseville),
                                  7.75%, 11/1/23                                  8,100,448
  NR       NR           12,430    St. Paul, MN, Housing and Redevelopment,
                                  (Care Institute, Inc.-Highland), 8.75%,
                                  11/1/24                                        14,229,615
  -----------------------------------------------------------------------------------------
                                                                            $   111,320,561
  -----------------------------------------------------------------------------------------
  Cogeneration -- 4.5%
  -----------------------------------------------------------------------------------------
  NR       NR        $  22,150    Maryland Energy Cogeneration, (AES
                                  Warrior Run), (AMT), 7.40%, 9/1/19        $    23,654,207
  NR       BB+          30,775    New Jersey EDA, (Vineland Cogeneration)
                                  (AMT), 7.875%, 6/1/19                          33,228,690

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Cogeneration (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $  12,950    Palm Beach County, FL, (Osceola Power),
                                  (AMT), 6.95%, 1/1/22(1)                   $     9,842,000
  NR       BBB-          6,100    Pennsylvania EDA, (Northampton
                                  Generating), (AMT), 6.50%, 1/1/13               6,422,568
  NR       BBB-         18,450    Pennsylvania EDA, (Northampton
                                  Generating), (AMT), 6.60%, 1/1/19              19,542,240
  NR       NR            7,000    Pennsylvania EDA, (Northampton
                                  Generating), Junior Liens, (AMT),
                                  6.875%, 1/1/11                                  7,333,830
  NR       NR            5,000    Pennsylvania EDA, (Northampton
                                  Generating), Junior Liens, (AMT), 6.95%,
                                  1/1/21                                          5,244,900
  -----------------------------------------------------------------------------------------
                                                                            $   105,268,435
  -----------------------------------------------------------------------------------------
  Education -- 1.3%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  12,390    California Educational Facilities
                                  Authority, (Stanford University), 5.35%,
                                  6/1/27                                    $    12,780,657
  NR       NR            1,250    Massachusetts HEFA, (Nichols College),
                                  7.00%, 10/1/20                                  1,368,088
  Ba1      NR            4,235    New Hampshire HEFA, (Franklin Pierce Law
                                  Center), 7.50%, 7/1/22                          4,765,646
  A3       A-            9,000    New York State Dormitory Authority,
                                  (State University Educational
                                  Facilities), 7.50%, 5/15/11                    10,975,590
  -----------------------------------------------------------------------------------------
                                                                            $    29,889,981
  -----------------------------------------------------------------------------------------
  Electric Utilities -- 2.9%
  -----------------------------------------------------------------------------------------
  B2       B         $  14,000    Apache County, AZ, IDA, (Tuscon Electric
                                  Power Co.), 5.85%, 3/1/28                 $    13,902,560
  Baa1     BBB          10,000    Brazos River Authority, TX, Pollution
                                  Control Revenue, (AMT), 5.55%, 6/1/30           9,924,400
  Ba3      B+           10,000    Connecticut State Development Authority,
                                  (Connecticut Light and Power), 5.85%,
                                  9/1/28                                         10,125,800

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Electric Utilities (continued)
  -----------------------------------------------------------------------------------------
  Ba3      B+        $  13,000    Connecticut State Development Authority,
                                  (Western Massachusetts Electric Co.),
                                  5.85%, 9/1/28                             $    13,092,950
  A1       A+            9,500    Intermountain Power Agency, UT, 5.00%,
                                  7/1/23                                          9,144,130
  NR       NR           11,000    Long Island, NY, Power Authority,
                                  (RITES), Variable Rate, 12/1/29(2)             11,602,470
  -----------------------------------------------------------------------------------------
                                                                            $    67,792,310
  -----------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 21.8%
  -----------------------------------------------------------------------------------------
  NR       AAA       $   6,317    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  Prerefunded to 2/1/03, 8.625%, 2/1/20     $     7,498,248
  NR       AAA           6,800    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  Prerefunded to 2/1/03, 8.85%, 2/1/23            8,024,612
  Aaa      AAA          42,500    Bakersfield, CA, (Bakersfield Assisted
                                  Living Center), Escrowed to Maturity,
                                  0.00%, 4/15/21                                 13,119,750
  NR       NR            2,200    Bexar County, TX, Health Facilities,
                                  (St. Luke's Lutheran), Escrowed to
                                  Maturity, 7.00%, 5/1/21                         2,764,938
  NR       AAA         171,955    Colorado Health Facilities Authority,
                                  (Liberty Heights), Escrowed to Maturity,
                                  0.00%, 7/15/24                                 44,197,593
  Aaa      NR          225,500    Dawson Ridge, CO, Metropolitan District
                                  #1, Escrowed to Maturity, 0.00%, 10/1/22       58,900,599
  Aaa      NR           30,000    Dawson Ridge, CO, Metropolitan District
                                  #1, Escrowed to Maturity, 0.00%, 10/1/22        7,836,000
  Aaa      AAA           7,610    Detroit, MI, Sewer Disposal, (FGIC),
                                  Prerefunded to 7/17/03, Variable
                                  Rate, 7/1/23(2)                                 8,865,650
  NR       NR            7,000    Florida State, (Mid-Bay Bridge
                                  Authority), Escrowed to Maturity,
                                  6.875%, 10/1/22                                 8,702,260

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $   4,310    Hazelton Luzerne, PA, (Saint Joseph
                                  Medical Center), Prerefunded to 7/1/03,
                                  8.375%, 7/1/12                            $     5,034,640
  NR       AAA         101,555    Illinois Development Finance Authority,
                                  (Regency Park), Escrowed to Maturity,
                                  0.00%, 7/15/23                                 25,357,268
  NR       AAA          60,360    Illinois Development Finance Authority,
                                  (Regency Park), Escrowed to Maturity,
                                  0.00%, 7/15/25                                 13,443,983
  NR       NR            4,650    Illinois HEFA, (Chicago Osteopathic
                                  Health Systems), Escrowed to Maturity,
                                  7.125%, 5/15/11                                 5,482,676
  NR       NR            4,500    Illinois HEFA, (Chicago Osteopathic
                                  Health Systems), Prerefunded to
                                  11/15/19, 7.25%, 5/15/22                        5,677,740
  NR       AAA           4,790    Kansas City, MO, IDA, (Kingswood United
                                  Methodist Manor), Prerefunded to
                                  11/15/03, 9.00%, 11/15/13                       5,846,722
  Aaa      AAA          20,400    Loudoun County, VA, IDA, (Falcons
                                  Landing), Prerefunded to 11/1/04, 8.75%,
                                  11/1/24                                        25,668,300
  NR       AAA          11,890    Louisiana Public Facilities Authority,
                                  (Southern Baptist Hospitals, Inc.),
                                  Escrowed to Maturity, 8.00%, 5/15/12           14,548,366
  Aaa      AAA          18,600    Louisville, KY, Hospital Revenue,
                                  (MBIA), Prerefunded to 10/30/01,
                                  Variable
                                  Rate, 10/1/14(2)                               20,191,974
  Baa1     BBB-          6,500    Maricopa County, AZ, (Sun Health Corp.),
                                  Prerefunded to 4/1/02, 8.125%, 4/1/12           7,391,020
  NR       NR            5,675    Maricopa County, AZ, IDA, (Place Five
                                  and The Greenery), Escrowed to Maturity,
                                  6.625%, 1/1/27                                  6,591,910
  NR       NR            1,000    Maricopa County, AZ, IDA, Multifamily,
                                  Escrowed to Maturity, 6.45%, 1/1/17             1,135,150
  Aaa      AAA          41,015    Massachusetts Turnpike Authority,
                                  (FGIC), Escrowed to Maturity, 5.125%,
                                  1/1/23                                         41,679,852

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $   4,300    Mille Lacs Capital Improvements, MN,
                                  (Mille Lacs Band of Chippewa Indians),
                                  Prerefunded to 11/1/02, 9.25%, 11/1/12    $     5,141,510
  Baa3     NR            5,000    Mississippi Hospital Equipment and
                                  Facilities Authority, (Magnolia
                                  Hospital), Prerefunded to 10/01/01,
                                  7.375%, 10/1/21                                 5,514,150
  Aaa      NR          100,000    Mississippi Housing Finance Corp.,
                                  Single Family, (AMT), Escrowed to
                                  Maturity, 0.00%, 6/1/15                        45,075,999
  Aaa      AAA          10,000    New Hampshire HEFA, (Riverwoods at
                                  Exeter), Prerefunded to 3/1/03, 9.00%,
                                  3/1/23                                         12,241,800
  NR       NR           22,500    New Jersey Sports and Exposition
                                  Authority, (Monmouth Park), Prerefunded
                                  to 1/1/05, 8.00%, 1/1/25                       27,263,475
  Aaa      NR            6,105    North Salt Lake Municipal Building
                                  Authority, Davis County, UT, Prerefunded
                                  to 12/01/02, 8.625%, 12/1/17                    7,281,800
  Aaa      AAA          46,210    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/20            16,350,946
  Aaa      AAA          72,685    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/21            24,411,257
  Aaa      AAA          45,045    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/23            13,633,320
  Aaa      AAA          15,000    San Joaquin Hills Transportation
                                  Corridor Agency, CA, Toll Road Bonds,
                                  Escrowed to Maturity, 0.00%, 1/1/25             4,088,850
  Baa2     BBB           5,435    South Dakota HEFA, (Prairie Lakes Health
                                  Care), Prerefunded to 04/01/03, 7.25%,
                                  4/1/22                                          6,184,487

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   1,600    Washington Public Power Supply System,
                                  (Nuclear Project Number 2), (MBIA),
                                  Escrowed to Maturity, 14.375%, 7/1/01     $     1,805,104
  -----------------------------------------------------------------------------------------
                                                                            $   506,951,949
  -----------------------------------------------------------------------------------------
  General Obligations -- 1.2%
  -----------------------------------------------------------------------------------------
  Aa2      AA+       $  10,000    Florida Board of Education, 4.75%,
                                  6/1/28                                    $     9,434,900
  Aaa      AAA          15,000    North East Independent School District,
                                  TX, 4.50%, 10/1/28                             13,602,900
  Aa1      AA+           4,665    Washington State, 5.75%, 7/1/14                 5,023,459
  -----------------------------------------------------------------------------------------
                                                                            $    28,061,259
  -----------------------------------------------------------------------------------------
  Hospital -- 5.8%
  -----------------------------------------------------------------------------------------
  NR       BBB       $   6,500    Arizona HFA, (Phoenix Memorial
                                  Hospital), 8.20%, 6/1/21                  $     6,912,230
  NR       NR            2,360    Berlin, MD, (Atlantic General Hospital),
                                  8.375%, 6/1/22                                  2,536,434
  NR       NR           10,180    Chaves County, NM, (Eastern New Mexico
                                  Medical Center), 7.25%, 12/1/22                11,542,491
  NR       NR           11,000    Colorado Health Facilities Authority,
                                  (Rocky Mountain Adventist), (RITES),
                                  Variable Rate, 2/1/22(2)                       11,763,070
  Baa3     NR            4,000    Corinth and Alcorn County, MS, (Magnolia
                                  Registered Health Center), 5.50%,
                                  10/1/21                                         3,874,640
  Baa3     NR              300    Corinth and Alcorn County, MS, (Magnolia
                                  Registered Health Center), 5.50%,
                                  10/1/21                                           290,598
  Baa1     NR            4,000    Crossville, TN, HEFA, (Cumberland
                                  Medical Center), 6.75%, 11/1/12                 4,263,280
  A3       BBB+          6,000    District of Columbia, (Washington
                                  Hospital Center Issue-Medlantic
                                  Healthcare Group, Inc.), 7.125%, 8/15/19        6,709,860
  NR       A-            5,000    Dubuque, IA, (Finley Hospital), 6.875%,
                                  1/1/12                                          5,365,000

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Hospital (continued)
  -----------------------------------------------------------------------------------------
  NR       BB        $   4,000    Hawaii State Department of Budget and
                                  Finance, (Wahiawa General Hospital),
                                  7.50%, 7/1/12                             $     4,282,560
  Baa1     NR            1,000    Illinois Health Facilities Authority,
                                  (Holy Cross Hospital), 6.70%, 3/1/14            1,090,300
  Baa1     NR            2,650    Illinois Health Facilities Authority,
                                  (Holy Cross Hospital), 6.75%, 3/1/24            2,895,019
  Baa2     NR            4,500    Indiana Health Facility Financing
                                  Authority, (Memorial Hospital and Health
                                  Care Center), 7.40%, 3/1/22                     4,815,990
  NR       BBB           8,010    Louisiana Public Facilities Authority,
                                  (General Health Systems), 6.80%, 11/1/16        8,783,045
  NR       AA+          10,000    Maricopa County, AZ, IDA, Residual
                                  Certs, Variable
                                  Rate, 11/15/37(2)(3)                            9,802,700
  Baa      NR            2,000    Marshall County, AL, (Guntersville-Arab
                                  Medical Center), 7.00%, 10/1/09                 2,135,400
  Baa      NR            2,000    Marshall County, AL, (Guntersville-Arab
                                  Medical Center), 7.00%, 10/1/13                 2,141,180
  Baa2     BBB+          2,000    Oklahoma Development Finance Authority,
                                  (Hillcrest Health System), 5.625%,
                                  8/15/29                                         1,991,760
  Ca       CCC           9,000    Philadelphia, PA, HEFA, (Graduate Health
                                  System), 6.625%, 7/1/21(1)                      3,420,000
  Ca       CCC           2,250    Philadelphia, PA, HEFA, (Graduate Health
                                  System), 7.25%, 7/1/18(1)                         855,000
  Caa3     NR            3,075    Prince George's County, MD, (Greater
                                  Southeast Healthcare System), 6.375%,
                                  1/1/23                                          2,060,250
  Baa3     BBB-          7,750    Rhode Island HEFA, (Saint Joseph Health
                                  Services), 5.50%, 10/1/29                       7,334,678
  NR       AA+          22,500    Rochester, MN, Health Care Facilities
                                  Revenue, (Mayo Clinic), 5.50%, 11/15/27        23,323,050
  Aaa      AAA           4,800    Winslow, AZ, IDA, (Winslow Memorial
                                  Hospital), 9.50%, 6/1/22                        5,738,832
  -----------------------------------------------------------------------------------------
                                                                            $   133,927,367
  -----------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------
  Hotel -- 0.1%
  -----------------------------------------------------------------------------------------
  NR       NR        $   4,205    Niagara County, NY IDA, (Wintergarden
                                  Inn Associates), 9.75%, 6/1/11(1)         $     1,682,000
  -----------------------------------------------------------------------------------------
                                                                            $     1,682,000
  -----------------------------------------------------------------------------------------
  Housing -- 2.5%
  -----------------------------------------------------------------------------------------
  NR       NR        $   7,055    Arkansas Development Finance Authority,
                                  MFMR, (Park Apartments), (AMT), 5.95%,
                                  12/1/28                                   $     7,005,686
  Aa       AA-           9,400    California Housing Finance Agency, RIBS,
                                  (AMT), Variable Rate, 8/1/23(2)                10,739,500
  Aa2      NR            5,000    Colorado HFA, Single Family Housing,
                                  (AMT), 7.55%, 11/1/27                           5,676,400
  NR       NR           10,800    Lake Creek, CO, (Affordable Housing
                                  Corp.), Multifamily, 6.25%, 12/1/23            10,906,488
  NR       NR            8,000    Los Angeles County Housing Authority,
                                  CA, (Corporate Fund for Housing),
                                  Multifamily, 10.50%, 12/1/29                    7,771,840
  NR       NR            1,500    Maricopa County, AZ, IDA, (National
                                  Health Facilities II), 6.375%, 1/1/19           1,513,170
  NR       NR            3,525    Minneapolis, MN, Community Development,
                                  (Lindsay Brothers), 1.50%, 12/1/07              2,854,298
  NR       NR            3,305    Minneapolis, MN, Community Development,
                                  (Lindsay Brothers), 9.50%, 12/1/07              3,716,076
  Aa1      AA+           8,710    Montana Board of Housing, Single Family,
                                  (AMT), 5.45%, 6/1/27                            8,809,555
  -----------------------------------------------------------------------------------------
                                                                            $    58,993,013
  -----------------------------------------------------------------------------------------
  Industrial Development Revenue -- 17.6%
  -----------------------------------------------------------------------------------------
  NR       NR        $   7,500    Austin, TX, (Cargoport Development LLC),
                                  (AMT), 8.30%, 10/1/21                     $     8,260,800
  NR       NR            2,000    California Pollution Control Financing
                                  Authority, (Laidlaw Environmental),
                                  (AMT), 6.70%, 7/1/07                            2,087,040

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  -----------------------------------------------------------------------------------------
  NR       BB-       $   2,000    Camden County, NJ, (Holt Hauling),
                                  (AMT), 9.875%, 1/1/21                     $     2,461,740
  Baa2     BBB           6,050    Carbon County, UT, (Laidlaw
                                  Environmental), (AMT), 7.50%, 2/1/10            6,810,304
  Baa2     BBB-         20,275    Chicago, IL, O'Hare International,
                                  (American Airlines), 8.20%, 12/1/24            23,890,033
  NR       NR            6,000    Clark County, NV, (Nevada Power),
                                  (RITES), (AMT), Variable Rate,
                                  11/1/30(2)                                      6,257,160
  Baa1     BBB          24,000    Courtland, AL, (Champion International
                                  Corp.), (AMT), 7.00%, 6/1/22                   25,764,960
  Baa2     BBB-         41,000    Dallas-Fort Worth, TX, International
                                  Airport Facility, (American Airlines),
                                  7.25%, 11/1/30                                 44,967,569
  Baa3     BB+          52,500    Denver, CO, Airport Special Facilities,
                                  (United Airlines), (AMT), 6.875%,
                                  10/1/32                                        56,079,974
  Baa2     BBB-          8,000    Effingham County, GA, Solid Waste
                                  Disposal, (Fort James), (AMT), 5.625%,
                                  7/1/18                                          8,016,400
  Baa1     BBB          18,480    Gulf Coast, TX, Waste Disposal,
                                  (Champion International Corp.), (AMT),
                                  6.875%, 12/1/28                                20,057,268
  Baa1     BBB           7,000    Gulf Coast, TX, Waste Disposal,
                                  (Champion International Corp.), (AMT),
                                  7.45%, 5/1/26                                   7,571,620
  NR       NR            5,928    Gwinnett County, GA, (Plastics/
                                  Packaging, Inc.), (AMT), 0.00%,
                                  5/1/13(1)                                       2,548,855
  NR       NR            6,645    Hardeman County, TN, (Correctional
                                  Facilities Corp.), 7.75%, 8/1/17                7,446,653
  Ba2      BB            4,725    Hawaii State Department of
                                  Transportation, (Continental Airlines,
                                  Inc.), (AMT), 5.625%, 11/15/27                  4,721,315
  NR       NR            6,500    Kimball, NE, EDA, (Clean Harbors, Inc.),
                                  10.75%, 9/1/26                                  7,071,675
  Baa2     NR            7,500    Little River County, AR,
                                  (Georgia-Pacific Corp.), (AMT), 5.60%,
                                  10/1/26                                         7,543,800

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  -----------------------------------------------------------------------------------------
  Baa1     BBB       $   5,000    McMinn County, TN, (Calhoun Newsprint
                                  Co. - Bowater, Inc.), (AMT), 7.40%,
                                  12/1/22                                   $     5,517,700
  NR       NR           10,000    Michigan Strategic, (S.D. Warren Co.),
                                  7.375%, 1/15/22                                10,984,900
  NR       NR           15,000    Michigan Strategic, (S.D. Warren Co.),
                                  (AMT), 7.375%, 1/15/22                         16,477,350
  NR       NR            3,810    Middleboro, MA, (Read Corp.), 9.50%,
                                  10/1/10                                         4,023,970
  NR       NR           17,000    New Jersey EDA, (Holt Hauling), 7.75%,
                                  3/1/27                                         18,853,680
  NR       NR            1,500    New Jersey EDA, (Holt Hauling), (AMT),
                                  7.90%, 3/1/27                                   1,680,945
  NR       NR            1,000    Ohio Solid Waste Revenue, (Republic
                                  Engineered Steels, Inc.), (AMT), 9.00%,
                                  6/1/21                                          1,070,900
  NR       NR           22,600    Peninsula Ports Authority, VA, (Zeigler
                                  Coal), 6.90%, 5/2/22                           22,650,172
  Baa3     BBB          10,000    Pennsylvania, IDA, (Sun Company), (AMT),
                                  7.60%, 12/1/24                                 11,337,200
  B3       D             2,585    Riverdale Village, IL, (ACME Metals,
                                  Inc.), (AMT), 7.90%, 4/1/24(1)                  2,248,950
  B3       D             2,000    Riverdale Village, IL, (ACME Metals,
                                  Inc.), (AMT), 7.95%, 4/1/25(1)                  1,740,000
  NR       NR            2,400    Savannah, GA, (Intercat-Savannah, Inc.),
                                  (AMT), 9.75%, 7/1/10                            2,536,536
  NR       NR            3,810    Savannah, GA, EDA, (Intercat-Savannah,
                                  Inc.), (AMT), 9.00%, 1/1/15                     4,170,350
  NR       NR            2,000    Skowhegan, ME, (S.D. Warren Co.), (AMT),
                                  6.65%, 10/15/15                                 2,117,060
  NR       NR            3,500    Toole County, UT, Pollution Control,
                                  (Laidlaw Environmental), (AMT), 7.55%,
                                  7/1/27                                          3,837,190
  Aa2      AA+          37,000    Valdez, AK, Marine Terminal, (BP
                                  Pipelines, Inc.), 5.85%, 8/1/25                38,553,999

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  -----------------------------------------------------------------------------------------
  Aa2      AA        $  15,000    Valdez, AK, Marine Terminal, (Mobil
                                  Alaska Pipeline), 5.75%, 11/1/28          $    15,576,900
  Baa2     AA-           4,000    Yavapai County, AZ, IDA, (Citizens
                                  Utilities Co.), (AMT), 5.45%, 6/1/33            4,109,720
  -----------------------------------------------------------------------------------------
                                                                            $   409,044,688
  -----------------------------------------------------------------------------------------
  Insured - Electric Utilities -- 4.3%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  10,000    Brazos River Authority, TX, (Houston
                                  Lighting and Power Co.), (AMBAC), (AMT),
                                  5.05%, 11/1/18(4)                         $     9,919,700
  Aaa      AAA          22,000    Intermountain Power Agency, UT, (MBIA),
                                  5.75%, 7/1/19                                  23,536,700
  Aaa      AAA          10,000    Intermountain Power Agency, UT, (MBIA),
                                  6.00%, 7/1/16                                  10,916,700
  Aaa      AAA          10,000    Los Angeles, CA, Department of Water and
                                  Power, (MBIA), 5.00%, 10/15/33                  9,862,100
  Aaa      AAA          12,500    Matagorda County, TX, Navigation
                                  District, (Houston Lighting), (AMBAC),
                                  (AMT), 5.125%, 11/1/28                         12,367,875
  Aaa      AAA          16,500    Sacramento, CA, Municipal Utility
                                  District, (MBIA), Variable Rate,
                                  11/15/15(2)                                    18,026,250
  Aaa      AAA          15,350    South Carolina Public Services, RIBS,
                                  (FGIC), Variable
                                  Rate, 1/1/25(2)(3)                             14,429,000
  -----------------------------------------------------------------------------------------
                                                                            $    99,058,325
  -----------------------------------------------------------------------------------------
  Insured - General Obligations -- 3.6%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  30,000    Chicago, IL, Board of Education, (FGIC),
                                  0.00%, 12/1/20                            $     9,699,000
  Aaa      AAA          20,000    Chicago, IL, Board of Education, (FGIC),
                                  0.00%, 12/1/26                                  4,662,800
  Aaa      AAA           7,000    Detroit, MI, School District, (FGIC),
                                  4.75%, 5/1/28                                   6,625,290
  Aaa      AAA          10,000    Detroit, MI, School District, (FGIC),
                                  5.25%, 5/1/25(4)                               10,309,800
  Aaa      AAA          12,500    Florida Board of Education, (FGIC),
                                  4.50%, 6/1/23                                  11,488,500
  Aaa      AAA          10,000    Florida Board of Education, (FGIC),
                                  4.50%, 6/1/24                                   9,174,000

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Insured - General Obligations (continued)
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   5,500    Michigan State Trunk Line, (MBIA),
                                  5.00%, 11/1/26                            $     5,382,905
  Aaa      AAA          18,000    South-Western City School District, OH,
                                  Franklin and Pickway Counties, (AMBAC),
                                  4.75%, 12/1/26                                 17,057,340
  Aaa      NR            9,455    Spring Ford School District, PA, (FGIC),
                                  4.75%, 3/1/25                                   8,975,159
  -----------------------------------------------------------------------------------------
                                                                            $    83,374,794
  -----------------------------------------------------------------------------------------
  Insured - Hospital -- 0.3%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   7,000    Montgomery County, PA, HEFA, (Abington
                                  Memorial Hospital) (AMBAC), Variable
                                  Rate, 7/5/11(2)                           $     8,085,000
  -----------------------------------------------------------------------------------------
                                                                            $     8,085,000
  -----------------------------------------------------------------------------------------
  Insured - Housing -- 0.4%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   7,525    SCA Multifamily Mortgage, Industrial
                                  Development Board, Hamilton County, TN,
                                  (FSA), (AMT), 7.35%, 1/1/30               $     8,368,176
  -----------------------------------------------------------------------------------------
                                                                            $     8,368,176
  -----------------------------------------------------------------------------------------
  Insured - Industrial Development Revenue -- 0.6%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  11,950    Chicago, IL, (The Peoples Gas Light and
                                  Coke Company), (AMBAC), RIBS, (AMT),
                                  Variable Rate, 12/1/23(2)(3)              $    12,897,635
  -----------------------------------------------------------------------------------------
                                                                            $    12,897,635
  -----------------------------------------------------------------------------------------
  Insured - Senior Living / Life Care -- 0.2%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   4,500    Maryland HEFA, (Medlantic/ Helix Issue),
                                  (AMBAC), 4.75%, 8/15/28                   $     4,271,130
  -----------------------------------------------------------------------------------------
                                                                            $     4,271,130
  -----------------------------------------------------------------------------------------
  Insured - Special Tax Revenue -- 2.7%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   7,000    George L. Smith, (Georgia World Congress
                                  Center- Domed Stadium), (MBIA), (AMT),
                                  5.50%, 7/1/20(5)                          $     7,035,910

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Insured - Special Tax Revenue (continued)
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $   9,800    Metropolitan Pier and Exposition
                                  Authority, IL, (McCormick Place
                                  Expansion), RIBS, (MBIA), Variable Rate,
                                  6/15/27(2)(3)                             $    11,410,434
  Aaa      AAA           6,370    New Jersey Sports and Exposition
                                  Authority, (MBIA), 4.50%, 3/1/19                5,974,805
  Aaa      AAA           3,415    Regional Transportation Authority, LA,
                                  (FGIC), 0.00%, 12/1/12                          1,766,955
  Aaa      AAA          10,935    Regional Transportation Authority, LA,
                                  (FGIC), 0.00%, 12/1/15                          4,754,647
  Aaa      AAA          10,000    Regional Transportation Authority, LA,
                                  (FGIC), 0.00%, 12/1/21                          3,111,900
  Aaa      AAA          20,000    South Orange County, CA, Public
                                  Financing Authority, (FGIC), Variable
                                  Rate, 8/15/15(2)(4)                            21,500,000
  Aaa      AAA           7,000    Utah Municipal Finance Corp., Local
                                  Government Revenue, (FSA), 0.00%, 3/1/10        4,210,990
  Aaa      AAA           6,000    Utah Municipal Finance Corp., Local
                                  Government Revenue, (FSA), 0.00%, 3/1/11        3,409,320
  -----------------------------------------------------------------------------------------
                                                                            $    63,174,961
  -----------------------------------------------------------------------------------------
  Insured - Transportation -- 4.5%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  26,000    Central Puget Sound, WA, Transportation
                                  Authority, (FGIC), 4.75%, 2/1/28(4)       $    24,297,000
  Aaa      AAA          19,000    Massachusetts State Turnpike Authority,
                                  (FGIC), 5.00%, 1/1/20                          19,231,990
  Aaa      AAA          14,400    Metropolitan Washington, DC Airport
                                  Authority, (MBIA), Variable Rate,
                                  4/1/21(2)(3)                                   15,662,304
  Aaa      AAA          18,200    Mobile, AL, Airport Authority, (MBIA),
                                  6.375%, 10/1/14(4)                             20,161,232
  Aaa      AAA           5,000    New Jersey State Transportation
                                  Authority, (FSA), 4.50%, 6/15/19                4,711,300
  Aaa      AAA          10,000    Philadelphia, PA, IDA, (Philadelphia
                                  Airport System), (FGIC), (AMT), 5.125%,
                                  7/1/28                                          9,791,400

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Insured - Transportation (continued)
  -----------------------------------------------------------------------------------------
  NR       AAA       $  10,000    Triborough Bridge and Tunnel Authority,
                                  NY, (MBIA), Variable Rate, 1/1/19(2)(3)   $    10,711,800
  -----------------------------------------------------------------------------------------
                                                                            $   104,567,026
  -----------------------------------------------------------------------------------------
  Insured - Water and Sewer -- 4.1%
  -----------------------------------------------------------------------------------------
  Aaa      AAA       $  30,395    California State Department Water
                                  Resources, (Central Valley Water
                                  Systems), (FGIC), 5.25%, 12/1/28(4)       $    30,968,553
  Aaa      AAA           2,390    Detroit, MI, Sewer Disposal, (FGIC),
                                  Variable
                                  Rate, 7/1/23(2)                                 2,631,988
  Aaa      AAA          25,500    Fulton County, GA, Water and Sewer,
                                  (FGIC), 4.75%, 1/1/28(4)                       24,141,105
  Aaa      AAA           7,150    Harrisburg, PA, Water Revenue Bonds,
                                  RIBS, (FGIC), Variable Rate, 8/11/16(2)         7,453,875
  Aaa      AAA          12,800    Honolulu, HI, City and County Waterworks
                                  System Revenue, (FGIC), 4.50%, 7/1/28          11,611,392
  Aaa      AAA           9,000    Louisville and Jefferson County, KY,
                                  Metropolitan Sewer District and Drainage
                                  System Revenue, (FGIC), 4.75%, 5/15/28          8,517,870
  Aaa      AAA          10,000    San Diego Public Finance Authority, CA,
                                  (FGIC), 5.25%, 5/15/27                         10,224,000
  -----------------------------------------------------------------------------------------
                                                                            $    95,548,783
  -----------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 0.2%
  -----------------------------------------------------------------------------------------
  NR       AA-       $   3,500    Plymouth County, MA, (Plymouth County
                                  Correctional Facility), 7.00%, 4/1/22     $     3,935,645
  -----------------------------------------------------------------------------------------
                                                                            $     3,935,645
  -----------------------------------------------------------------------------------------
  Miscellaneous -- 1.0%
  -----------------------------------------------------------------------------------------
  NR       NR        $   5,890    American Samoa Economic Development
                                  Authority, (Executive Office Building),
                                  10.125%, 9/1/08                           $     6,117,118
  NR       A-            6,500    Los Angeles, CA, Regional Airports
                                  Improvement Corp., (LAXFuel), (AMT),
                                  6.50%, 1/1/32                                   6,749,535

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Miscellaneous (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $  10,200    Orange County, NC, (Community Activity
                                  Corp.), 8.00%, 3/1/24(1)                  $     6,120,000
  NR       NR            1,600    Pittsfield Township, MI, EDC, (Arbor
                                  Hospice), 7.875%, 8/15/27                       1,680,272
  NR       NR            3,445    Tax Revenue Exempt Securities Trust,
                                  Community Health Provider, (Pooled Loan
                                  Program Various States Trust
                                  Certificates), 5.50%, 12/1/36                   3,359,220
  -----------------------------------------------------------------------------------------
                                                                            $    24,026,145
  -----------------------------------------------------------------------------------------
  Nursing Home -- 6.4%
  -----------------------------------------------------------------------------------------
  NR       NR        $  13,125    Bell County, TX, (Riverside Healthcare,
                                  Inc. - Normandy Terrace), 9.00%, 4/1/23   $    15,760,106
  NR       NR            3,755    Collier County, FL, IDA, Retirement
                                  Rental, (Beverly Enterprises - Florida,
                                  Inc.), 10.75%, 3/1/03                           4,172,894
  NR       NR            4,945    Delaware County, PA, (Mainline-Haverford
                                  Nursing and Rehabilitation Centers),
                                  9.00%, 8/1/22                                   5,758,700
  NR       NR            2,150    Hillsborough County, FL, IDA, (Tampa Bay
                                  Retirement Center), 0.00%, 6/1/25               1,075,000
  NR       NR           10,150    Hillsborough County, FL, IDA, (Tampa Bay
                                  Retirement Center), 7.00%, 6/1/25               9,991,356
  Baa1     NR           10,000    Indianapolis, IN, (National Benevolent
                                  Association - Robin Run Village),
                                  7.625%, 10/1/22                                10,942,500
  NR       NR            3,475    Lackawanna County, PA, IDA, (Edella
                                  Street Associates), 8.875%, 9/1/14              3,834,871
  NR       NR            2,885    Luzerne County, PA, IDA, (River Street
                                  Associates), 8.75%, 6/15/07                     3,164,095
  NR       NR           13,250    Massachusetts IFA, (Age Institute of
                                  Massachusetts), 8.05%, 11/1/25                 14,785,278
  NR       NR           11,765    Mississippi Business Finance Corp.,
                                  (Magnolia Healthcare), 7.99%, 7/1/25           12,649,375

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Nursing Home (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $   6,750    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 6.625%, 8/15/05       $     7,267,793
  NR       NR           14,000    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 7.50%, 8/15/12             15,654,800
  NR       NR           12,500    Montgomery, PA, IDA, (Advancement of
                                  Geriatric Health Care Institute),
                                  8.375%, 7/1/23                                 13,417,000
  NR       NR            4,945    New Jersey EDA, (Claremont Health
                                  System, Inc.), 9.10%, 9/1/22                    5,525,691
  NR       NR            5,915    New Jersey EDA, (Victoria Health Corp.),
                                  7.75%, 1/1/24                                   6,447,350
  A3       BBB           3,870    Racine County, WI, Health Center,
                                  8.125%, 8/1/21                                  3,973,058
  NR       NR            5,000    Sussex County, DE, (Delaware Health
                                  Corp.), 7.50%, 1/1/14                           5,367,950
  NR       NR            5,000    Sussex County, DE, (Delaware Health
                                  Corp.), 7.60%, 1/1/24                           5,377,600
  NR       NR            2,470    Westmoreland, PA, (Highland Health
                                  Systems, Inc.), 9.25%, 6/1/22                   2,765,214
  -----------------------------------------------------------------------------------------
                                                                            $   147,930,631
  -----------------------------------------------------------------------------------------
  Senior Living / Life Care -- 4.1%
  -----------------------------------------------------------------------------------------
  NR       NR        $  14,700    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  5.75%, 12/15/28                           $    14,615,622
  NR       NR           10,000    Albuquerque, NM, Retirement Facilities,
                                  (La Vida Liena Retirement Center),
                                  6.60%, 12/15/28                                 9,947,100
  NR       NR           10,000    Atlantic Beach, FL, (Fleet Landing),
                                  8.00%, 10/1/24                                 11,147,000
  NR       NR           12,435    De Kalb County, GA, Private Hospital
                                  Authority, (Atlanta, Inc.), 8.50%,
                                  3/1/25(6)                                       6,217,500
  Aaa      AAA           2,100    Loudoun County, VA, IDA, (Falcons
                                  Landing), 9.25%, 7/1/04                         2,442,888
  NR       NR           15,000    Louisiana HFA, (HCC Assisted Living
                                  Group 1), (AMT), 9.00%, 3/1/25                 16,731,150

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Senior Living / Life Care (continued)
  -----------------------------------------------------------------------------------------
  NR       NR        $  12,400    North Miami, FL, HFA, (Imperial Club),
                                  6.75%, 1/1/33                             $    12,173,452
  NR       NR              800    North Miami, FL, HFA, (Imperial Club),
                                  9.00%, 1/1/12                                     800,000
  NR       NR            5,600    Ridgeland, MS, Urban Renewal, (The
                                  Orchard), 7.75%, 12/1/15                        6,054,888
  Baa2     BBB           2,565    South Dakota HEFA, (Prairie Lakes Health
                                  Care), 7.25%, 4/1/22                            2,847,766
  NR       NR            4,500    Vermont IDA, (Wake Robin Corp.), 8.75%,
                                  3/1/23                                          5,017,905
  NR       NR            7,500    Vermont IDA, (Wake Robin Corp.), 8.75%,
                                  4/1/23                                          8,363,175
  -----------------------------------------------------------------------------------------
                                                                            $    96,358,446
  -----------------------------------------------------------------------------------------
  Solid Waste -- 0.8%
  -----------------------------------------------------------------------------------------
  NR       NR        $  35,000    Robbins, Cook County, IL, (Robbins
                                  Resource Recovery Partners, L.P.),
                                  8.375%, 10/15/16                          $    18,900,000
  -----------------------------------------------------------------------------------------
                                                                            $    18,900,000
  -----------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.5%
  -----------------------------------------------------------------------------------------
  Aa3      AA-       $   7,500    Michigan State Trunk Line, 5.50%,
                                  11/1/18                                   $     8,027,775
  NR       AAA           4,500    Pennsylvania State Turnpike Commission,
                                  Oil Franchise Tax, Variable Rate,
                                  12/1/27(2)(3)                                   4,008,240
  -----------------------------------------------------------------------------------------
                                                                            $    12,036,015
  -----------------------------------------------------------------------------------------
  Transportation -- 2.7%
  -----------------------------------------------------------------------------------------
  NR       BBB-      $   5,750    Connector 2000 Association, Inc., South
                                  Carolina Bridge & Toll Road Revenue,
                                  (Southern Connector),
                                  5.25%, 1/1/23                             $     5,313,115
  Baa1     BBB+          4,735    Denver, CO, City and County Airport
                                  Revenue, (AMT), 7.50%, 11/15/23                 5,414,188
  Baa1     BBB+          6,000    Metropolitan Transportation Authority,
                                  NY, 5.50%, 7/1/17                               6,210,840
  A1       AA-          15,000    Port Authority of New York and New
                                  Jersey, (AMT), Variable Rate, 1/15/27(2)       16,627,200

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------

  Transportation (continued)
  -----------------------------------------------------------------------------------------
  Aa3      A+        $   9,050    Triborough Bridge and Tunnel Authority,
                                  NY, 5.125%, 1/1/22                        $     9,013,167
  Aa3      A+           19,030    Triborough Bridge and Tunnel Authority,
                                  NY, 5.25%, 1/1/28                              19,209,263
  -----------------------------------------------------------------------------------------
                                                                            $    61,787,773
  -----------------------------------------------------------------------------------------
  Utilities - Electrical and Gas -- 0.2%
  -----------------------------------------------------------------------------------------
  NR       AAA       $   5,250    Philadelphia, PA, Natural Gas
                                  Works, Variable Rate, 7/1/28(2)           $     4,997,003
  -----------------------------------------------------------------------------------------
                                                                            $     4,997,003
  -----------------------------------------------------------------------------------------
  Water and Sewer -- 0.9%
  -----------------------------------------------------------------------------------------
  Aa2      AA        $  21,920    California State Department Water
                                  Resources, (Central Valley Water
                                  Systems), 5.25%, 12/1/24                  $    22,157,613
  -----------------------------------------------------------------------------------------
                                                                            $    22,157,613
  -----------------------------------------------------------------------------------------
  Total Tax-Exempt Investments
     (identified cost $2,120,011,312)                                       $ 2,324,406,664
  -----------------------------------------------------------------------------------------
  TAXABLE - INVESTMENT -- 0.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  -----------------------------------------------------------------------------------------
  Senior Living / Life Care -- 0.0%
  -----------------------------------------------------------------------------------------
  NR       NR        $     395    Ridgeland, MS, Urban Renewal, (The
                                  Orchard), 9.00%, 12/1/00                  $       395,356
  -----------------------------------------------------------------------------------------
                                                                            $       395,356
  -----------------------------------------------------------------------------------------
  Total Taxable-Investment
     (identified cost $395,000)                                             $       395,356
  -----------------------------------------------------------------------------------------
  Total Investments -- 100.0%
     (identified cost $2,120,406,312)                                       $ 2,324,802,020
  -----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

At March 31, 1999 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

  California                                             10.0%
  Others, representing less than 10% individually         90.0%

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 13.2% of total investments.

(1)  Non-income producing security.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $78,922,113 or 3.3% of the Portfolio's net assets.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)  When-issued security.
(6)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $2,120,406,312)      $ 2,324,802,020
Cash                                            6,393,979
Receivable for investments sold                29,887,061
Interest receivable                            38,809,962
---------------------------------------------------------
TOTAL ASSETS                              $ 2,399,893,022
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $    22,600,000
Payable for when-issued securities              6,710,830
Other accrued expenses                             12,253
---------------------------------------------------------
TOTAL LIABILITIES                         $    29,323,083
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 2,370,569,939
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 2,166,174,231
Net unrealized appreciation (computed on
   the basis of identified cost)              204,395,708
---------------------------------------------------------
TOTAL                                     $ 2,370,569,939
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 1999
Investment Income
--------------------------------------------------------
Interest                                  $   74,742,610
--------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   74,742,610
--------------------------------------------------------

Expenses
--------------------------------------------------------
Investment adviser fee                    $    4,883,986
Trustees fees and expenses                        21,082
Custodian fee                                    199,701
Legal and accounting services                     85,548
Miscellaneous                                     58,761
--------------------------------------------------------
TOTAL EXPENSES                            $    5,249,078
--------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      199,701
--------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      199,701
--------------------------------------------------------

NET EXPENSES                              $    5,049,377
--------------------------------------------------------

NET INVESTMENT INCOME                     $   69,693,233
--------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   35,907,706
   Financial futures contracts                 2,152,292
--------------------------------------------------------
NET REALIZED GAIN                         $   38,059,998
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (103,466,676)
   Financial futures contracts                 3,608,750
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (99,857,926)
--------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (61,797,928)
--------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    7,895,305
--------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       MARCH 31, 1999      YEAR ENDED
in Net Assets                             (UNAUDITED)         SEPTEMBER 30, 1998
---------------------------------------------------------------------------------
From operations --
   Net investment income                   $     69,693,233      $    133,228,452
   Net realized gain                             38,059,998            62,170,470
   Net change in unrealized appreciation
      (depreciation)                            (99,857,926)           13,950,121
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                         $      7,895,305      $    209,349,043
---------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $    227,834,909      $    389,124,010
   Withdrawals                                 (205,285,053)         (439,963,679)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM
   CAPITAL TRANSACTIONS                    $     22,549,856      $    (50,839,669)
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                 $     30,445,161      $    158,509,374
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                     $  2,340,124,778      $  2,181,615,404
---------------------------------------------------------------------------------
AT END OF PERIOD                           $  2,370,569,939      $  2,340,124,778
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 1999      -------------------------------------------------------------------
                                          (UNAUDITED)            1998          1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                        0.45%(2)        0.45%         0.52%         0.49%         0.50%         0.50%
Expenses after custodian fee reduction             0.43%(2)        0.43%         0.52%         0.48%         0.49%            --
Net investment income                              5.91%(2)        5.93%         6.51%         6.65%         7.00%         6.55%
Portfolio Turnover                                   20%             28%           17%           19%           54%           40%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                   $2,370,570      $2,340,125    $2,181,615    $2,212,478    $2,260,646    $2,210,936
---------------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended September 30, 1994 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.
 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1999, the fee was equivalent to 0.41% of the Portfolio's average daily net assets for such period and amounted to $4,883,986. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1999, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $534,585,854 and $462,708,855, respectively, for the six months ended March 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 1999, as computed on a Federal income tax basis, are as follows:

Aggregate cost                            $ 2,120,406,312
---------------------------------------------------------
Gross unrealized appreciation             $   249,286,860
Gross unrealized depreciation                 (44,891,152)
---------------------------------------------------------
NET UNREALIZED APPRECIATION               $   204,395,708
---------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISOR OF
NATIONAL MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF
EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

EATON VANCE MUNICIPALS TRUST
The Eaton Vance Building
255 State Street
Boston, MA 02109

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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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2-2144-5/99                                                          HMSRC-5/99